Deferred Expenses - Summary of Deferred Expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Expenses [Abstract]
Deferred expenses from insurance contracts	€ 13,845	€ 1,758
Deferred expenses from CRO and CMO contracts	5,725
Other	8,431	4,104
Total	28,001	5,862
Deferred expenses	28,001	5,862
Total non-current	€ 0	€ 0